Disposal of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Analysis of Assets and Liabilities on Date Control was Lost
a.	Analysis of assets and liabilities on the date control was lost

	2020	2021
	SF	GAPT Holding and ASEKS
	NT$	NT$

Current Assets
Cash and cash equivalent	$200,347	$2,625,715
Trade and other receivables	318,425	4,505,531
Inventories	239,865	2,284,880
Other current assets	111,913	1,215,992
Non-Current Assets
Property, plant and equipment	7,546,413	16,693,129
Right-of-use assets	812,861	181,855
Investment property	—	787,250
Goodwill	—	310,711
Deferred tax assets	298,217	659,972
Other non-current assets	43,482	308,500
Current Liabilities
Short-term borrowings	—	(2,443,005)
Trade and other payables	(1,739,330)	(5,949,592)
Current portion of long-term borrowings	(1,746,000)	—
Other current liabilities	(24,564)	(647,027)
Non-Current Liabilities
Long-term borrowings	(2,947,682)	—
Deferred tax liabilities	(796)	(200,899)
Lease liabilities – non-current	—	(8,150)
Other non-current liabilities	—	(156,863)

Net assets disposed of	$3,113,151	$20,167,999

Summary of Gain on Disposal of Subsidiaries
b.	Gain on disposal of subsidiaries

	2020	2021
	SF	GAPT Holding and ASEKS
	NT$	NT$

Total consideration (paid in cash)	$4,078,844	$36,939,133
Net assets disposed of	(3,113,151)	(20,167,999)
Reclassification of accumulated exchange difference from equity to profit or loss due to the loss of control	(162,940)	569,284

Gain on disposals	$802,753	$17,340,418

Summary of Net Cash Inflow on Disposal of Susbsidiaries
c.	Net cash inflow on disposals of subsidiaries

	2020	2021
	SF	GAPT Holding and ASEKS
	NT$	NT$

Consideration received in cash and cash equivalents	$4,078,844	$36,939,133
Less: Cash and cash equivalent balances disposed of	(200,347)	(2,625,715)
Other receivables (the outstanding receivables of consideration, net of relevant expenditure)	(161,458)	(10,533,600)

	$3,717,039	$23,779,818